Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 18, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	GUARANTY FEDERAL BANCSHARES INC
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,375,969
Entity Public Float			$ 49,300,000
Amendment Flag	false
Entity Central Index Key	0001046203
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY